Related party transactions - Balances (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balances with related parties
Amounts due to related parties		$ 7,525	$ 5,642
GasLog LNG Services
Balances with related parties
Amounts due to related parties		7,361	4,908
GasLog Ltd.
Balances with related parties
Amounts due to related parties		$ 164	$ 734
GasLog Ltd. | Purchase of depot spares
Balances with related parties
Depot spares purchased from related party	$ 2,719